Basis of Presentation and Summary of Significant Accounting Policies - Business Combination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Purchase of products or licenses	$ 0	$ 0